Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 43,472	$ 2,282	$ 17,239
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,493	24,676	23,417
Amortization of deferred dry-docking costs	4,202	4,155	4,880
Amortization of deferred finance costs and debt discounts	1,726	2,241	2,859
Stock based compensation	4,987	9,147	7,185
Loss on extinguishment of debt	653	540	1,291
Gain on spin-off of United Maritime Corporation	0	0	(2,800)
Gain on sale of vessels, net	0	(8,094)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	492	(176)	(839)
Due (to)/from related parties	(2,552)	521	(595)
Inventories	(135)	219	(840)
Prepaid expenses	(2,291)	(141)	22
Other current assets	(457)	(581)	(641)
Deferred charges, non-current	(2,953)	(211)	(9,494)
Intangible assets, current	(973)	0	0
Intangible assets, non-current	(60)	0	0
Other non-current assets	2	(1)	2
Trade accounts and other payables	1,475	(2,222)	(589)
Accrued liabilities	2,427	(1,155)	2,155
Deferred revenue	(42)	(96)	(5,463)
Deferred revenue, non-current	(188)	219	(503)
Net cash provided by operating activities	75,278	31,323	37,286
Cash flows from investing activities:
Proceeds from sale of vessels/assets held for sale	0	23,910	0
Due from related parties	(4,411)	0	0
Vessels acquisitions and improvements	(70,651)	(314)	(70,321)
Advances for vessel acquisition	(3,700)	0	0
Finance lease prepayments and other initial direct costs	(610)	(7,000)	0
Deposits assets, non-current	0	1,325	0
Advances from related party from sale of vessels	0	0	12,688
Investment in Series C preferred shares	0	0	(10,000)
Proceeds from redemption of Series C preferred shares	0	0	10,000
Term deposits	0	0	1,500
Purchase of other fixed assets	0	(176)	(130)
Net cash (used in) / provided by investing activities	(79,372)	17,745	(56,263)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	5,823	8	70
Proceeds from long-term debt and other financial liabilities	120,779	53,750	124,800
Proceeds from other non-current liabilities	503	0	0
Repayments of long-term debt and other financial liabilities	(73,038)	(88,742)	(89,698)
Repayments of convertible notes	0	(11,165)	(10,000)
Payments for repurchase of common stock	(4,850)	(1,679)	0
Payments for repurchase of warrants	0	(808)	0
Dividend payments	(10,750)	(6,031)	(17,924)
Payments of financing and stock issuance costs	(2,607)	(1,318)	(1,420)
Payments of finance lease liabilities	(21,778)	(609)	0
Payments of fractional shares due to reverse stock split	0	(23)	0
Net cash provided by / (used in) financing activities	14,082	(56,617)	5,828
Net increase / (decrease) in cash and cash equivalents and restricted cash	9,988	(7,549)	(13,149)
Cash and cash equivalents and restricted cash at beginning of period	24,928	32,477	45,626
Cash and cash equivalents and restricted cash at end of period	34,916	24,928	32,477
Cash paid during the period for:
Interest	20,051	18,429	11,710
Noncash investing activities:
Vessels acquisitions and improvements	119	0	1,015
Finance lease, right-of use assets and initial direct costs	0	22,997	0
Noncash financing activities:
Dividends declared but not paid (Note 12)	5,297	491	4,548
Financing and stock issuance costs	$ 857	$ 562	$ 0